Subordinated debentures	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Subordinated debentures
Note 19 Subordinated debentures

The debentures are unsecured obligations and are subordinated in right of payment to the claims of depositors and certain other creditors. The amounts presented below are net of our own holdings in these debentures, and include the impact of fair value hedges used for managing interest rate risk.

(Millions of Canadian dollars, except percentage and foreign currency)		Interest rate		Denominated in foreign currency (millions)	As at
Maturity	Earliest par value redemption date				October 31 2020	October 31 2019
July 15, 2022		5.38%		US$150	$205	$206
June 8, 2023		9.30%			110	110
December 6, 2024 (1)	December 6, 2019	2.99%			–	1,999
June 4, 2025 (2) , (3)	June 4, 2020	2.48%			–	997
January 20, 2026 (2)	January 20, 2021	3.31%	(4)		1,501	1,483
January 27, 2026 (2)		4.65%		US$1,500	2,148	2,023
September 29, 2026 (2)	September 29, 2021	3.45%	(5)		1,017	1,009
November 1, 2027	November 1, 2022	4.75%		TT$300	59	59
July 25, 2029 (2)	July 25, 2024	2.74%	(6)		1,559	1,486
December 23, 2029 (2)	December 23, 2024	2.88%	(7)		1,578	–
June 30, 2030 (2)	June 30, 2025	2.09%	(8)		1,247	–
October 1, 2083	Any interest payment date		(9)		224	224
June 29, 2085	Any interest payment date		(10)	US$174	231	229
					$9,879	$9,825
Deferred financing costs					(12)	(10)
					$9,867	$9,815
The terms and conditions of the debentures are as follows:
(1)
On December 6, 2019, we redeemed all $2,000 million of our outstanding 2.99% subordinated debentures due on December 6, 2024 for 100% of their principal amount plus interest accrued to, but excluding, the redemption date.

(2)	The notes include non-viability contingency capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by dividing the par value of the note (including accrued and unpaid interest on such note) by the conversion price and then times the multiplier.
(3)	On June 4, 2020, we redeemed all $1,000 million of our outstanding NVCC 2.48% subordinated debentures due on June 4, 2025 for 100% of their principal amount plus accrued interest to, but excluding, the redemption date.
(4)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 2.35% above the 3-month CDOR.
(5)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.12% above the 3-month CDOR.
(6)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.98% above the 3-month CDOR.
(7)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.89% above the 3-month CDOR.
(8)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.31% above the 3-month CDOR.
(9)	Interest at a rate of 40 basis points above the 30-day Bankers’ Acceptance rate.
(10)	Interest at a rate of 25 basis points above the U.S. dollar 3-month London Interbank Mean Rate (LIMEAN). In the event of a reduction of the annual dividend we declare on our common shares, the interest payable on the debentures is reduced pro rata to the dividend reduction and the interest reduction is payable with the proceeds from the sale of newly issued common shares.
All redemptions, cancellations and exchanges of subordinated debentures are subject to the consent and approval of OSFI, except for the debentures maturing July 15, 2022.
Maturity schedule
The aggregate maturities of subordinated debentures, based on the maturity dates under the terms of issue, are as follows:

As at

(Millions of Canadian dollars)	October 31 2020
Within 1 year	$–
1 to 5 years	315
5 to 10 years	9,109
Thereafter	455
$9,879